Nature of Operations and Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Nature of Operations and Summary of Significant Accounting Policies (Details) [Line Items]
Number of operating segments	1
Accounts receivable, net of allowance for credit losses	$ 870	$ 939
Severance pay liabilities	4,100	4,200
Deposit in insurance policies and pension funds	3,100	3,300
Severance expenses	$ 9,100	4,000	$ 4,100
Annual taxable, percentage	50.00%
Annual compensation, percentage	4.00%
401(k) Plan contributions	$ 4,100	4,200	3,200
Increase in retained earnings	1,400
Advertising costs	6,300	16,200	15,900
Lease liability	1,000	27,900
Right of use asset	21,300	$ 27,400
operating leases	$ 2,000
Income tax, percentage	25.00%
Maximum additional tax rate on distribution of dividends	10.00%
Settlement percentage	50.00%
Rental expense			$ 8,200
Remaining economic life of the underlying asset	75.00%
Fair value of the underlying asset	90.00%
Leases description	The Company is a party to several lease agreements for its facilities, the latest of which has been extended until midst 2026. The Company has the option to extend certain agreements for additional periods, the earliest of which is until the end of June 2021 and the latest is until the end of October 2028. During the extended lease period, the aggregate annually rental payments will increase by 2%-4% each year.
Minimum [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) [Line Items]
Annually rental payments	2.00%
Maximum [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) [Line Items]
Annually rental payments	4.00%